UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

American Income Fund, Inc.

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2011

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05642
Reporting Period: 07/01/2010 - 06/30/2011
American Income Fund Inc./VA

========================== American Income Fund, Inc. ==========================

BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505583
Meeting Date: May 11, 2011   Meeting Type: Annual
Record Date:  MAR 16, 2011

#    Proposal                                 Mgt Rec   Vote Cast  Sponsor
1    Elect Director Mukesh D. Ambani          For       For        Management
2    Elect Director Susan S. Bies             For       For        Management
3    Elect Director Frank P. Bramble, Sr.     For       For        Management
4    Elect Director Virgis W. Colbert         For       For        Management
5    Elect Director Charles K. Gifford        For       For        Management
6    Elect Director Charles O. Holliday, Jr.  For       For        Management
7    Elect Director D. Paul Jones, Jr.        For       For        Management
8    Elect Director Monica C. Lozano          For       For        Management
9    Elect Director Thomas J. May             For       For        Management
10   Elect Director Brian T. Moynihan         For       For        Management
11   Elect Director Donald E. Powell          For       For        Management
12   Elect Director Charles O. Rossotti       For       For        Management
13   Elect Director Robert W. Scully          For       For        Management
14   Advisory Vote to Ratify Named Executive  For       For        Management
     Officers' Compensation
15   Advisory Vote on Say on Pay Frequency    One Year  One Year   Management
16   Ratify Auditors                          For       For        Management
17   Disclose Prior Government Service        Against   Against    Shareholder
18   Provide Right to Act by Written Consent  Against   For        Shareholder
19   Report on Controls Related to Loans,     Against   For        Shareholder
     Foreclosure and Securitizations
20   Report on Lobbying Expenses              Against   For        Shareholder
21   Report on Collateral in Derivatives      Against   For        Shareholder
     Trading
22   Adopt Policy for Cumulative Voting       Against   For        Shareholder
23   Claw-back of Payments under              Against   For        Shareholder
     Restatements
24   Prohibit Certain Relocation Benefits to  Against   For        Shareholder
     Senior Executives

--------------------------------------------------------------------------------

ISTAR FINANCIAL INC.

Ticker:       SFI            Security ID:  45031U705
Meeting Date: JUN 1, 2011    Meeting Type: Annual
Record Date:  APR 6, 2011

#    Proposal                                 Mgt Rec   Vote Cast  Sponsor
1.1  Elect Director Jay Sugarman              For       For        Management
1.2  Elect Director Glenn R. August           For       For        Management
1.3  Elect Director Robert W. Holman, Jr.     For       For        Management
1.4  Elect Director Robin Josephs             For       For        Management
1.5  Elect Director John G. McDonald          For       For        Management
1.6  Elect Director George R. Puskar          For       For        Management
1.7  Elect Director Dale Anne Reiss           For       For        Management
2    Ratify Auditors                          For       For        Management
3    Advisory Vote to Ratify Named Executive  For       For        Management
     Officers' Compensation
4    Advisory Vote on Say on Pay Frequency    Three     One Year   Management
                                              Year

============================== END NPX REPORT ==================================

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
Vice President

Date: August 26, 2011